Matthews Emerging Markets Small Companies FundMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 100.0%
	Shares	Value
Taiwan: 24.2%
Elite Material Co., Ltd.	246,000	$20,995,227
Gold Circuit Electronics, Ltd.	645,000	18,187,643
AURAS Technology Co., Ltd.	300,000	8,634,230
ASPEED Technology, Inc.	22,000	7,583,285
M31 Technology Corp.	493,057	7,575,374
Poya International Co., Ltd.	428,579	6,656,643
Fortune Electric Co., Ltd.	240,500	6,145,885
Andes Technology Corp.[b]	806,000	4,487,909
Phison Electronics Corp.	87,000	4,326,900
Yageo Corp.	447,000	3,532,387
AP Memory Technology Corp.	210,000	3,055,698
Formosa Sumco Technology Corp.	663,000	2,810,985
Total Taiwan		93,992,166

India: 21.8%
Bandhan Bank, Ltd.[c,d]	12,222,216	18,381,602
Radico Khaitan, Ltd.	342,388	9,580,907
Cartrade Tech, Ltd.[b]	446,466	7,834,573
Shriram Finance, Ltd.	648,523	6,033,745
Phoenix Mills, Ltd.	367,013	5,882,364
BlackBuck, Ltd.[b]	843,375	5,196,914
Netweb Technologies India, Ltd.	139,028	4,589,978
Inox Wind, Ltd.[b]	4,948,766	3,982,068
Senco Gold, Ltd.	1,163,866	3,472,949
Rainbow Children’s Medicare, Ltd.	274,842	3,422,561
GE Vernova T&D India, Ltd.	84,649	3,275,288
UNO Minda, Ltd.	282,892	3,098,602
Avalon Technologies, Ltd.[b,c,d]	280,670	2,801,952
Bharti Hexacom, Ltd.	170,974	2,772,750
Action Construction Equipment, Ltd.	308,553	2,466,091
Amber Enterprises India, Ltd.[b]	26,042	1,818,918
Total India		84,611,262

South Korea: 15.3%
Hugel, Inc.[b]	94,701	15,418,701
Eugene Technology Co., Ltd.	192,641	14,807,845
HD Hyundai Co., Ltd.	75,674	12,821,460
KIWOOM Securities Co., Ltd.	18,285	5,225,798
C&C International Co., Ltd.[b]	207,749	3,686,858
BGF Retail Co., Ltd.	34,579	3,264,079
SNT Holdings Co., Ltd.	54,352	2,142,049
SNT Dynamics Co., Ltd.	57,849	1,898,284
Total South Korea		59,265,074

China/Hong Kong: 9.0%
Legend Biotech Corp. ADR[b]	476,543	8,620,663
ASMPT, Ltd.	343,100	4,441,006
Flat Glass Group Co., Ltd. H Shares[b]	2,879,000	3,165,093
Hongfa Technology Co., Ltd. A Shares	755,040	3,083,890
China Conch Venture Holdings, Ltd.	2,002,000	2,931,589
Centre Testing International Group Co., Ltd. A Shares	1,230,338	2,514,191
Silergy Corp.	266,000	2,424,235
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[b]	537,000	1,750,313
Tongcheng Travel Holdings, Ltd.[d]	718,400	1,662,093
Ever Sunshine Services Group, Ltd.[d]	6,808,000	1,564,454
Yuexiu Property Co., Ltd.	2,927,000	1,419,672
Medlive Technology Co., Ltd.[c,d]	1,246,000	1,347,508

	Shares	Value
Total China/Hong Kong		34,924,707

Brazil: 5.8%
Vivara Participacoes SA	1,056,000	$5,282,191
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,145,700	5,131,810
Grupo SBF SA	1,997,800	4,740,091
YDUQS Participacoes SA	2,013,600	4,707,607
Empreendimentos Pague Menos S/A	2,281,400	2,735,117
Total Brazil		22,596,816

Vietnam: 3.9%
Mobile World Investment Corp.	2,090,814	6,518,501
Military Commercial Joint Stock Bank	5,780,274	5,849,501
FPT Corp.	666,544	1,918,244
Nam Long Investment Corp.	802,300	893,116
Total Vietnam		15,179,362

South Africa: 2.6%
We Buy Cars Holdings, Ltd.	2,856,712	6,719,193
Old Mutual, Ltd.	4,215,048	3,437,551
Total South Africa		10,156,744

Turkey: 2.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,106,399	9,282,715
Total Turkey		9,282,715

Greece: 1.8%
Piraeus Bank SA	850,057	6,984,075
Total Greece		6,984,075

Cyprus: 1.7%
Theon International PLC	183,725	6,641,459
Total Cyprus		6,641,459

Georgia: 1.6%
TBC Bank Group PLC	115,108	6,284,466
Total Georgia		6,284,466

Philippines: 1.2%
GT Capital Holdings, Inc.	562,510	4,814,900
Total Philippines		4,814,900

Poland: 1.2%
InPost SAb	257,657	4,561,551
Total Poland		4,561,551

Chile: 1.2%
Parque Arauco SA	599,592	2,453,145
Lundin Mining Corp.	83,100	2,072,273
Total Chile		4,525,418

United Kingdom: 1.1%
Baltic Classifieds Group PLC	1,691,760	4,097,761
Total United Kingdom		4,097,761
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Matthews Emerging Markets Small Companies FundMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Argentina: 1.0%
Grupo Financiero Galicia SA ADR	81,645	$3,813,638
Total Argentina		3,813,638

Mexico: 0.9%
Gentera SAB de CV	1,290,900	3,649,495
Total Mexico		3,649,495

Peru: 0.9%
Intercorp Financial Services, Inc.	66,501	3,338,350
Total Peru		3,338,350

Bangladesh: 0.6%
BRAC Bank PLC	4,501,533	2,450,063
Total Bangladesh		2,450,063

Panama: 0.6%
Banco Latinoamericano de Comercio Exterior SA E Shares	44,261	2,260,852
Total Panama		2,260,852

Saudi Arabia: 0.6%
Saudi Tadawul Group Holding Co.	58,337	2,160,165
Total Saudi Arabia		2,160,165

Indonesia: 0.6%
PT Mitra Adiperkasa Tbk	29,760,900	2,110,205
Total Indonesia		2,110,205

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[b,e]	2,101,250	25,846
Total Russia		25,846

TOTAL COMMON EQUITIES		387,727,090
(Cost $338,761,497)
RIGHTS: 0.0%
	Shares	Value
Brazil: 0.0%
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA Rights, Expires 04/23/26[b]	1,326,773	$7,684
Total Brazil		7,684

TOTAL RIGHTS		7,684
(Cost $0)

Total Investments: 100.0%		387,734,774
(Cost $338,761,497)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0%)		(20,870)
Net Assets: 100.0%		$387,713,904

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $22,531,062, which is 5.81% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $25,846 and 0.01% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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